Impairment of intangible assets and property, plant and equipment - Summary of Net Impairment Losses of Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets	€ (454)	€ 192	€ 330	[1]
Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount	2,154
Impairment of intangible assets	1,651
Eloctate | Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of intangible assets					€ 2,800
Marketed products | Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount	1,554
Research and development projects | Eloctate
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal amount	600
Other intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	(454)	192	330
Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	(1,561)	42	2
Other intangible assets | Research and development projects
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	1,107	150	328
Other intangible assets | SAR444245
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	1,586
Pharmaceuticals | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	(1,542)	1	2
Consumer Healthcare | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	(35)	41	0
Vaccines | Other intangible assets | Marketed products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of other intangible assets, net of reversals (excluding software)	€ 16	€ 0	€ 0

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.